Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per common share
Basic	$ (3.16)
Revenues
Premiums	$ 863	$ 1,222	$ 1,679
Universal life and investment-type product policy fees	3,898	3,782	4,010
Net investment income	3,078	3,207	3,099
Other revenues	651	736	422
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(1)	(19)	(23)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	0	(3)	(8)
Other net investment gains (losses)	(27)	(56)	38
Total net investment gains (losses)	(28)	(78)	7
Net derivative gains (losses)	(1,620)	(5,851)	(326)
Total revenues	6,842	3,018	8,891
Expenses
Policyholder benefits and claims	3,636	3,903	3,269
Interest credited to policyholder account balances	1,111	1,165	1,259
Amortization of DAC and VOBA	227	371	781
Other expenses	2,483	2,284	2,120
Total expenses	7,457	7,723	7,429
Income (loss) before provision for income tax	(615)	(4,705)	1,462
Provision for income tax expense (benefit)	(237)	(1,766)	343
Net income (loss)	$ (378)	$ (2,939)	$ 1,119
Pro Forma
Earnings per common share
Basic		$ (24.54)	$ 9.34